Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Critical Accounting Judgments and Key Sources of Estimation Uncertainty
5.	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
In the application of the Group’s accounting policies, management is required to make judgments, estimates and assumptions on the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and underlying assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The Group considers the recent development of the
COVID-19
in
R.O
.
C
.
 and its economic environment implications when making its critical accounting estimates in cash flow projections, growth rate, discount rate, profitability, etc. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year
in which the estimates are revised if the revisions affect only that year
or in the
year
of the revisions and future
year
s
if the revisions affect both current and future
years
.

Impairment of goodwill
Determining whether goodwill is impaired requires an estimation of the value in use of the cash-generating units to which goodwill has been allocated. The calculation of the value in use requires management to estimate the future cash flows expected to be generated from the cash-generating units and a suitable discount rate in order to calculate the present value. Where the actual future cash flows are less than expected, or change in facts and circumstances results in downward revision of future cash flows or upward revision of discount rate, a material impairment loss may arise.